Stock-Based Compensation and Employee Benefits - Summary of RSUs Activity, under 2014 Plan (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, beginning balances	1,726,729
Number of RSUs granted	1,976,750
Number of RSUs vested	(2,793,626)
Number of RSUs canceled	(141,616)
Number of RSUs, ending balance	768,237	1,726,729
Weighted-Average Grant Date Fair Value, beginning balances	$ 11.93
Weighted-Average Grant Date Fair Value, RSUs granted	2.23	$ 8.93
Weighted-Average Grant Date Fair Value, RSUs Vested	5.41
Weighted-Average Grant Date Fair Value, RSUs canceled	11.5
Weighted-Average Grant Date Fair Value, ending balances	$ 10.79	$ 11.93